INCOME TAXES (DETAILS 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Income Tax Reconciliation Tax Settlements	$ 0	$ 84	$ 99
Components Of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	207	248
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Policyholder Liabilities	0	0
Deferred Tax Assets, Unrealized Investment Gains or Losses	0	0
Deferred Tax Assets Investments	0	0
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	157	242
Deferred Tax Assets, Other	0	79
Deferred Tax Assets, Total	364	569
Components Of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Reserves and Reinsurance	2,419	3,060
Deferred Tax Liabilities, Deferred Policy Acquisition Cost	960	891
Deferred Tax Liabilities, Unrealized Investment Gains or Losses	739	418
Deferred Tax Liabilities Investments	1,137	1,101
Deferred Tax Liabilities, Other	57	0
Deferred Tax Liabilities, Total	5,312	5,470
Income Tax Uncertainties [Abstract]
Exclusion Of Deferred Tax Non US Affiliates	245
Foreign Earnings Repatriated Additional Taxes Remitted	92
Unrecognized Tax Benefits Including Interest And Penalties	678	550
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	522	478
Unrecognized Tax Benefits Temporary In Nature	156	72
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	105	97
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	4	14	10
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	453	434	577
Additions for tax positions of prior years	740	337	168
Reductions for tax positions of prior years	620	235	266
Additions for tax positions of current year	0	1	1
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions	0	0	0
Settlements with tax authorities	0	84	46
Unrecognized Tax Benefits, Ending Balance	$ 573	$ 453	$ 434